Share-based compensation - ESC (Details) - Equity sharing certificate plan		12 Months Ended
	Jun. 01, 2010 shares	Dec. 31, 2022 EquityInstruments SFr / shares	Dec. 31, 2024 EquityInstruments	Dec. 31, 2023 EquityInstruments
Share-based compensation
Number of shares for which right to subscribe is provided | shares	1,000
Beginning balance		198,750
Exercised		(198,750)
Ending balance		0
Average subscription price / floor price / deferred strike price at beginning of period | SFr / shares		SFr 1.54
Exercised | SFr / shares		0.13
Average subscription price / floor price / deferred strike price at end of period | SFr / shares		SFr 0
Exercisable		0	0	0